COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
Lease Monthly Payment | $	$ 15,096	$ 15,096
Lease Area | ft²	18,000
Lease Maturity Date	Oct. 28, 2024